SHARE CAPITAL AND RESERVES (Details Narrative)									1 Months Ended											12 Months Ended
	Sep. 07, 2021 USD ($) $ / shares shares	Sep. 03, 2021 USD ($) shares	Jun. 09, 2021 USD ($) shares	Mar. 03, 2021 USD ($) shares	Feb. 12, 2021 USD ($) shares	Jan. 14, 2021 USD ($) shares $ / shares	Jan. 01, 2021 USD ($) shares $ / shares	Jun. 08, 2020 USD ($) $ / shares shares	Sep. 22, 2021 USD ($) shares	Mar. 22, 2021 USD ($) $ / shares shares	Jan. 29, 2021 USD ($) shares	Jan. 25, 2021 USD ($) shares	Nov. 16, 2020 USD ($) shares	Sep. 16, 2020 USD ($) shares	Jul. 29, 2020 USD ($) shares	Apr. 27, 2020 USD ($) shares	Jan. 22, 2020 USD ($) shares	Apr. 30, 2019 USD ($) shares	Feb. 28, 2019 USD ($) shares	Nov. 30, 2021 USD ($) shares $ / shares	Nov. 30, 2020 USD ($) shares $ / shares	Nov. 30, 2019 USD ($) shares $ / shares
IfrsStatementLineItems [Line Items]
Gain on debt settlements																$ 2,473	$ 32,946	$ 32,233	$ 41,935	$ 898	$ 30,696	$ 74,168
Common stock issued for restricted share units vested, shares | shares		237,501		250,001										250,001
Common stock issued for restricted share units vested, value		$ 349,127		$ 372,376										$ 367,501
Number of restricted share units | shares		237,501		250,001										250,001
Fair value of rsu vested		$ 349,127		$ 372,376										$ 367,501
Common shares issued in connection with direct offering, shares | shares								2,666,672		1,791,045
Share Price | $ / shares	$ 2.09							$ 1.50		$ 3.35
Common shares issued in connection with direct offering, value								$ 4,000,002		$ 6,000,000
Legal Fees								305,761		69,095
Agent fees								$ 320,000		470,000
Filing fees										$ 15,950
Common stock issued | shares	437,365
Proceeds from issuance of common stock	$ 915,230
Stock issued for conversion of debt, Shares | shares																				270,000	515,000	1,000,167
Stock issued for conversion of debt, Value																				$ 405,000	$ 681,980	$ 1,357,107
Common stock issued for settlement of debt, Shares | shares																50,103	57,125	46,539	113,334
Common stock issued for settlement of debt, Value																$ 130,769	$ 112,537	$ 181,156	$ 296,935
Settle of debt																$ 128,296	$ 145,483	$ 148,923	$ 255,000
Stock issued for conversion of interest, Shares | shares																					12,402
Stock issued for conversion of interest, Value																					$ 18,605
Stock Option granted | shares																				1,072,450	550,000	461,500
Fair value of stock option granted																					$ 753,467	$ 863,234
Share-based compensation																				$ 1,979,287	1,677,584	1,127,135
Derivative gain																					829,463	$ 753,597
Derivative liability																				$ 0	$ 263,139
Share Purchase Warrants [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares																				367,084	493,111	158,291
Proceeds from warrants exercised																				$ 440,501	$ 862,944	$ 277,010
Number of warrants exercised | shares								1,333,334												367,084	493,111	158,291
Warrants exercise price | $ / shares								$ 1.88												$ 1.20	$ 1.75	$ 1.75
Fair value of warrants exercised | $ / shares																					$ 20,240
Weighted average life																				3 years 7 months 9 days
Share Purchase Warrants 1 [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares																				430,167	573,171
Proceeds from warrants exercised																				$ 752,793	$ 687,805
Number of warrants exercised | shares																				430,167	573,171
Warrants exercise price | $ / shares																				$ 1.75	$ 1.20
Fair value of warrants exercised | $ / shares																				$ 2,953
Share Purchase Warrants 2 [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares																				990,000
Proceeds from warrants exercised																				$ 1,861,200	$ 440,501
Number of warrants exercised | shares																				990,000	367,084
Warrants exercise price | $ / shares																				$ 1.88	$ 1.20
Fair value of warrants exercised | $ / shares																				$ 221,353
Cashless Warrants [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares																				121,319
Proceeds from warrants exercised																				$ 423,503
Number of warrants exercised | shares								77,280												175,000
Fair value of warrants exercised | $ / shares																				$ 423,503
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares																				10,000	53,505
Proceeds from stock option exercised																				$ 19,000	$ 136,438
Number of stock option exercised | shares																				10,000	53,505
Fair value of stock option exercised																				$ 19,561	$ 100,081
Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Proceeds from warrants exercised								$ 252,976
Number of warrants exercised | shares								213,333
Warrants exercise price | $ / shares								$ 1.88
Agents Warrants [Member]
IfrsStatementLineItems [Line Items]
Weighted average life																				3 years 2 months 26 days
Share Purchase Warrants 3 [Member]
IfrsStatementLineItems [Line Items]
Warrants exercise price | $ / shares																				$ 1.75	$ 1.75
Warrants issued | shares																				270,000	527,402
Share Purchase Warrants 4 [Member]
IfrsStatementLineItems [Line Items]
Warrants exercise price | $ / shares																					$ 1.20
Warrants issued | shares																					621,865
Share Purchase Warrants 5 [Member]
IfrsStatementLineItems [Line Items]
Warrants exercise price | $ / shares																					$ 1.88
Warrants issued | shares																					1,333,334
Restricted share units
IfrsStatementLineItems [Line Items]
Stock Option granted | shares																				1,000,001
Share-based compensation																				$ 621,866	$ 694,010
Fair value of rsu on grant date | $ / shares																					$ 1.47
Indie Flix [Member]
IfrsStatementLineItems [Line Items]
Stock issued for acquisition, shares | shares									499,996
Stock issued for acquisition, value									$ 799,994
Consultant [Member]
IfrsStatementLineItems [Line Items]
Common stock issued for settlement of accounts payable, Shares | shares												2,984
Common stock issued for settlement of accounts payable, Value												$ 6,953
Settlement of accounts payable												7,851
Gain on debt settlements												$ 898
Common stock issued for services provided, shares | shares			39,894								17,907		84,375		29,536		11,764	17,222
Common stock issued for services provided, Value			$ 75,000								$ 46,948		$ 135,000		$ 44,910		$ 30,000	$ 55,514
Stock Option granted | shares						321,735
Fair value of stock option granted						$ 408,202
Exercise price | $ / shares						$ 1.90
Share-based compensation						$ 351,984
Creditor [Member]
IfrsStatementLineItems [Line Items]
Number of treasury shares transferred | shares					215,000
Value of treasury shares transferred					$ 479,450
Officer [Member]
IfrsStatementLineItems [Line Items]
Stock Option granted | shares							750,715
Fair value of stock option granted							$ 861,681
Exercise price | $ / shares							$ 1.90
Share-based compensation							$ 628,834